Cash and Cash Equivalents (Tables)	12 Months Ended
Jun. 30, 2026
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents
	30 June 2026 $	30 June 2025 $
Cash at bank	102,476,578	7,297,328
	102,476,578	7,297,328